Schedule of Investments (unaudited)
June 30, 2024
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.(a)	48,201	$ 14,182,662
Boeing Co. (The)(a)	172,398	31,378,160
BWX Technologies, Inc.	61,989	5,888,955
Curtiss-Wright Corp.	17,033	4,615,602
General Electric Co.	318,867	50,690,287
Hexcel Corp.	28,135	1,757,031
Howmet Aerospace, Inc.	152,778	11,860,156
TransDigm Group, Inc.	38,009	48,560,679
Woodward, Inc.	41,336	7,208,172
		176,141,704
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc.	35,222	4,395,353
GXO Logistics, Inc.(a)	51,231	2,587,166
		6,982,519
Automobile Components — 0.0%
Autoliv, Inc.	28,946	3,096,932
Gentex Corp.	102,067	3,440,679
Visteon Corp.(a)	8,574	914,846
		7,452,457
Automobiles — 2.0%
Tesla, Inc.(a)(b)	1,885,527	373,108,083
Banks — 0.1%
Bank OZK	37,469	1,536,229
Commerce Bancshares, Inc.	33,281	1,856,414
Cullen/Frost Bankers, Inc.	18,378	1,867,756
East West Bancorp, Inc.	52,108	3,815,869
First Financial Bankshares, Inc.	35,160	1,038,275
Hancock Whitney Corp.	29,069	1,390,370
International Bancshares Corp.	15,665	896,195
Pinnacle Financial Partners, Inc.	21,503	1,721,100
		14,122,208
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A, NVS(a)	2,962	903,558
Celsius Holdings, Inc.(a)	101,287	5,782,475
Coca-Cola Co. (The)	1,027,568	65,404,703
Coca-Cola Consolidated, Inc.	3,197	3,468,745
Monster Beverage Corp.(a)	290,679	14,519,416
PepsiCo, Inc.	336,324	55,469,918
		145,548,815
Biotechnology — 1.1%
AbbVie, Inc.	444,009	76,156,424
Arrowhead Pharmaceuticals, Inc.(a)	84,692	2,201,145
BioMarin Pharmaceutical, Inc.(a)	72,260	5,949,166
Cytokinetics, Inc.(a)	33,146	1,795,850
Exelixis, Inc.(a)	196,142	4,407,311
Halozyme Therapeutics, Inc.(a)(b)	86,491	4,528,669
Neurocrine Biosciences, Inc.(a)	68,420	9,419,381
Regeneron Pharmaceuticals, Inc.(a)	43,344	45,555,844
Roivant Sciences Ltd.(a)	142,776	1,509,142
Sarepta Therapeutics, Inc.(a)	51,092	8,072,536
United Therapeutics Corp.(a)	13,564	4,320,812
Vertex Pharmaceuticals, Inc.(a)	112,440	52,702,877
		216,619,157
Broadline Retail — 6.4%
Amazon.com, Inc.(a)	6,223,359	1,202,664,127
Security	Shares	Value
Broadline Retail (continued)
Etsy, Inc.(a)(b)	36,024	$ 2,124,695
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	42,182	4,141,007
		1,208,929,829
Building Products — 0.7%
A. O. Smith Corp.	52,950	4,330,251
AAON, Inc.(b)	46,077	4,019,758
Advanced Drainage Systems, Inc.	45,843	7,352,759
Allegion PLC	22,854	2,700,200
Builders FirstSource, Inc.(a)	82,946	11,480,556
Carlisle Cos., Inc.	32,263	13,073,290
Carrier Global Corp.	272,561	17,193,148
Fortune Brands Innovations, Inc.	34,543	2,243,222
Lennox International, Inc.	21,837	11,682,358
Masco Corp.	80,627	5,375,402
Owens Corning	58,889	10,230,197
Simpson Manufacturing Co., Inc.	28,989	4,885,516
Trane Technologies PLC	106,137	34,911,643
Trex Co., Inc.(a)	74,279	5,505,560
UFP Industries, Inc.	41,881	4,690,672
		139,674,532
Capital Markets — 1.3%
Ameriprise Financial, Inc.	35,774	15,282,295
Blackstone, Inc., Class A, NVS	349,668	43,288,898
Carlyle Group, Inc. (The)	71,083	2,853,982
Cboe Global Markets, Inc.	46,259	7,866,806
CME Group, Inc., Class A	87,693	17,240,444
Evercore, Inc., Class A	16,414	3,421,170
FactSet Research Systems, Inc.	12,200	4,980,894
Houlihan Lokey, Inc., Class A	35,173	4,743,431
Interactive Brokers Group, Inc., Class A	43,239	5,301,101
KKR & Co., Inc., Class A	452,287	47,598,684
Moody’s Corp.	50,157	21,112,586
Morningstar, Inc.	17,475	5,169,979
MSCI, Inc., Class A	30,793	14,834,528
S&P Global, Inc.	95,713	42,687,998
SEI Investments Co.	34,258	2,216,150
		238,598,946
Chemicals — 0.8%
Arcadium Lithium PLC(a)	427,133	1,435,167
Axalta Coating Systems Ltd.(a)	150,574	5,145,114
Cabot Corp.	25,371	2,331,341
Celanese Corp., Class A	68,494	9,239,156
CF Industries Holdings, Inc.	67,075	4,971,599
Ecolab, Inc.	87,766	20,888,308
Linde PLC	169,873	74,541,971
NewMarket Corp.	4,769	2,458,753
Olin Corp.	34,417	1,622,762
RPM International, Inc.	47,582	5,123,630
Scotts Miracle-Gro Co. (The)	10,842	705,380
Sherwin-Williams Co. (The)	79,260	23,653,562
Westlake Corp.(b)	21,564	3,122,898
		155,239,641
Commercial Services & Supplies — 0.7%
Brink’s Co. (The)	30,773	3,151,155
Cintas Corp.	32,307	22,623,300
Clean Harbors, Inc.(a)	34,263	7,748,577
Copart, Inc.(a)	594,120	32,177,539
MSA Safety, Inc.	25,331	4,754,375
RB Global, Inc.	124,849	9,533,470
Republic Services, Inc.	78,761	15,306,413
Rollins, Inc.	82,595	4,029,810

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc.	36,391	$ 7,441,232
Waste Management, Inc.	116,575	24,870,111
		131,635,982
Communications Equipment — 0.5%
Arista Networks, Inc.(a)	172,490	60,454,295
Ciena Corp.(a)	41,466	1,997,832
Motorola Solutions, Inc.	65,825	25,411,741
		87,863,868
Construction & Engineering — 0.2%
AECOM	41,813	3,685,398
Comfort Systems U.S.A., Inc.	24,404	7,421,744
EMCOR Group, Inc.	31,858	11,630,719
Quanta Services, Inc.(b)	68,560	17,420,410
		40,158,271
Construction Materials — 0.2%
Eagle Materials, Inc.	23,421	5,093,131
Knife River Corp.(a)	27,443	1,924,852
Martin Marietta Materials, Inc.	27,515	14,907,627
Vulcan Materials Co.	57,468	14,291,142
		36,216,752
Consumer Finance — 0.4%
American Express Co.	270,314	62,591,207
Discover Financial Services	92,352	12,080,565
FirstCash Holdings, Inc.	25,515	2,676,013
SLM Corp.	61,927	1,287,462
		78,635,247
Consumer Staples Distribution & Retail — 0.6%
Casey’s General Stores, Inc.	25,339	9,668,349
Costco Wholesale Corp.	126,584	107,595,134
Sprouts Farmers Market, Inc.(a)(b)	28,529	2,386,736
		119,650,219
Containers & Packaging — 0.0%
AptarGroup, Inc.	26,554	3,739,069
Crown Holdings, Inc.	38,779	2,884,770
		6,623,839
Distributors — 0.0%
Pool Corp.	15,072	4,632,078
Diversified Consumer Services — 0.1%
Duolingo, Inc., Class A(a)(b)	24,404	5,092,382
Grand Canyon Education, Inc.(a)	19,581	2,739,578
H&R Block, Inc.	94,813	5,141,709
Service Corp. International	51,500	3,663,195
		16,636,864
Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc.	42,328	1,126,771
Electric Utilities — 0.1%
Constellation Energy Corp.	96,400	19,306,028
IDACORP, Inc.	13,554	1,262,555
		20,568,583
Electrical Equipment — 0.6%
Acuity Brands, Inc.	10,251	2,475,002
AMETEK, Inc.	75,832	12,641,953
Eaton Corp. PLC	168,448	52,816,870
EnerSys	11,882	1,230,025
GE Vernova, Inc.(a)	79,737	13,675,693
Generac Holdings, Inc.(a)	25,674	3,394,616
Hubbell, Inc.	16,911	6,180,632
NEXTracker, Inc., Class A(a)	83,510	3,914,949
Security	Shares	Value
Electrical Equipment (continued)
nVent Electric PLC	113,462	$ 8,692,324
Rockwell Automation, Inc.	36,955	10,172,972
		115,195,036
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	456,222	30,735,676
CDW Corp.	38,489	8,615,378
Cognex Corp.	51,758	2,420,204
IPG Photonics Corp.(a)	9,092	767,274
Jabil, Inc.	44,255	4,814,501
Littelfuse, Inc.	11,917	3,045,866
Novanta, Inc.(a)	14,231	2,321,218
TE Connectivity Ltd.	81,160	12,208,899
Vontier Corp.	105,614	4,034,455
		68,963,471
Energy Equipment & Services — 0.1%
ChampionX Corp.	89,268	2,964,590
Valaris Ltd.(a)	42,866	3,193,517
Weatherford International PLC(a)	48,659	5,958,295
		12,116,402
Entertainment — 1.2%
Electronic Arts, Inc.	72,306	10,074,395
Live Nation Entertainment, Inc.(a)	97,088	9,101,029
Netflix, Inc.(a)	292,826	197,622,411
Take-Two Interactive Software, Inc.(a)	54,069	8,407,189
TKO Group Holdings, Inc., Class A	17,654	1,906,455
Warner Music Group Corp., Class A	74,094	2,270,981
		229,382,460
Financial Services — 2.2%
Corpay, Inc.(a)(b)	47,752	12,721,610
Equitable Holdings, Inc.	36,198	1,479,050
Euronet Worldwide, Inc.(a)	17,284	1,788,894
Fiserv, Inc.(a)	206,760	30,815,510
Mastercard, Inc., Class A	401,705	177,216,178
MGIC Investment Corp.	72,049	1,552,656
Visa, Inc., Class A	706,029	185,311,432
Voya Financial, Inc.	28,625	2,036,669
WEX, Inc.(a)	28,900	5,119,346
		418,041,345
Food Products — 0.2%
Hershey Co. (The)	37,902	6,967,525
Ingredion, Inc.	16,007	1,836,003
Lamb Weston Holdings, Inc.	65,423	5,500,766
Lancaster Colony Corp.	6,657	1,257,973
Mondelez International, Inc., Class A	382,848	25,053,573
		40,615,840
Ground Transportation — 1.1%
Avis Budget Group, Inc.	12,466	1,302,946
CSX Corp.	664,252	22,219,230
Landstar System, Inc.	16,761	3,092,069
Old Dominion Freight Line, Inc.	121,081	21,382,905
Saia, Inc.(a)(b)	18,146	8,606,466
Uber Technologies, Inc.(a)	1,419,969	103,203,347
Union Pacific Corp.	186,977	42,305,416
XPO, Inc.(a)	37,334	3,963,004
		206,075,383
Health Care Equipment & Supplies — 1.3%
Align Technology, Inc.(a)	26,007	6,278,870
Boston Scientific Corp.(a)	550,746	42,412,949
Cooper Cos., Inc. (The)(b)	56,892	4,966,671

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Dexcom, Inc.(a)	164,854	$ 18,691,146
Edwards Lifesciences Corp.(a)	151,378	13,982,786
Haemonetics Corp.(a)(b)	20,823	1,722,687
IDEXX Laboratories, Inc.(a)	31,429	15,312,209
Insulet Corp.(a)	18,137	3,660,047
Intuitive Surgical, Inc.(a)	158,886	70,680,437
Lantheus Holdings, Inc.(a)	46,766	3,754,842
LivaNova PLC(a)(b)	13,683	750,102
Masimo Corp.(a)(b)	18,806	2,368,428
Penumbra, Inc.(a)	26,413	4,753,548
STERIS PLC	37,874	8,314,858
Stryker Corp.	147,459	50,172,925
		247,822,505
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.(a)	63,050	4,258,397
Amedisys, Inc.(a)	9,357	858,972
Chemed Corp.	6,172	3,348,804
DaVita, Inc.(a)(b)	18,945	2,625,209
Encompass Health Corp.	30,997	2,659,233
HCA Healthcare, Inc.	63,221	20,311,643
HealthEquity, Inc.(a)(b)	29,864	2,574,277
Molina Healthcare, Inc.(a)	23,537	6,997,550
Option Care Health, Inc.(a)	66,588	1,844,487
Progyny, Inc.(a)(b)	57,008	1,630,999
UnitedHealth Group, Inc.	237,676	121,038,880
		168,148,451
Health Care REITs — 0.0%
Omega Healthcare Investors, Inc.	68,692	2,352,701
Health Care Technology — 0.0%
Doximity, Inc., Class A(a)(b)	40,456	1,131,554
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	289,574	5,206,541
Park Hotels & Resorts, Inc.	143,590	2,150,978
		7,357,519
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class A(a)	148,774	22,558,602
Booking Holdings, Inc.	23,056	91,336,344
Boyd Gaming Corp.	47,526	2,618,683
Caesars Entertainment, Inc.(a)(b)	85,599	3,401,704
Carnival Corp.(a)	489,318	9,160,033
Chipotle Mexican Grill, Inc.(a)	933,314	58,472,122
Choice Hotels International, Inc.(b)	8,367	995,673
Churchill Downs, Inc.	45,080	6,293,168
Darden Restaurants, Inc.	42,748	6,468,627
Domino’s Pizza, Inc.	9,519	4,914,945
Expedia Group, Inc.(a)	86,269	10,869,031
Hilton Grand Vacations, Inc.(a)(b)	30,204	1,221,148
Hilton Worldwide Holdings, Inc.	169,923	37,077,199
Hyatt Hotels Corp., Class A(b)	30,227	4,592,086
Las Vegas Sands Corp.	149,741	6,626,039
Light & Wonder, Inc., Class A(a)(b)	61,623	6,463,020
Marriott International, Inc., Class A	163,043	39,418,906
McDonald’s Corp.	215,491	54,915,726
MGM Resorts International(a)	115,963	5,153,396
Norwegian Cruise Line Holdings Ltd.(a)(b)	290,997	5,467,834
Planet Fitness, Inc., Class A(a)(b)	58,478	4,303,396
Royal Caribbean Cruises Ltd.(a)(b)	161,213	25,702,189
Starbucks Corp.	454,023	35,345,690
Texas Roadhouse, Inc.	45,339	7,785,160
Travel + Leisure Co.	34,712	1,561,346
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.	17,219	$ 3,101,658
Wendy’s Co. (The)	61,735	1,047,026
Wingstop, Inc.	19,802	8,369,513
Wyndham Hotels & Resorts, Inc.	37,497	2,774,778
Wynn Resorts Ltd.	63,519	5,684,950
Yum! Brands, Inc.	88,232	11,687,211
		485,387,203
Household Durables — 0.6%
DR Horton, Inc.	201,411	28,384,852
Garmin Ltd.	56,533	9,210,356
KB Home	26,205	1,839,067
Lennar Corp., Class A	93,185	13,965,636
NVR, Inc.(a)	2,128	16,148,456
PulteGroup, Inc.	142,941	15,737,804
Tempur Sealy International, Inc.	116,167	5,499,346
Toll Brothers, Inc.	71,250	8,206,575
TopBuild Corp.(a)	21,698	8,359,589
		107,351,681
Household Products — 0.7%
Church & Dwight Co., Inc.	75,777	7,856,559
Colgate-Palmolive Co.	217,442	21,100,572
Procter & Gamble Co. (The)	625,509	103,158,944
		132,116,075
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	221,955	19,083,691
Industrial REITs — 0.1%
EastGroup Properties, Inc.	19,691	3,349,439
First Industrial Realty Trust, Inc.	42,799	2,033,380
Rexford Industrial Realty, Inc.	56,317	2,511,175
STAG Industrial, Inc.	62,109	2,239,651
		10,133,645
Insurance — 1.0%
Aon PLC, Class A	75,357	22,123,308
Arch Capital Group Ltd.(a)	254,948	25,721,704
Arthur J. Gallagher & Co.	76,024	19,713,784
Brown & Brown, Inc.	125,979	11,263,782
Erie Indemnity Co., Class A, NVS	9,858	3,572,539
Kinsale Capital Group, Inc.	15,064	5,803,858
Marsh & McLennan Cos., Inc.	174,116	36,689,724
Primerica, Inc.	23,147	5,476,117
Progressive Corp. (The)	199,010	41,336,367
RenaissanceRe Holdings Ltd.	19,789	4,423,039
RLI Corp.	17,850	2,511,317
Ryan Specialty Holdings, Inc., Class A	69,564	4,028,451
Selective Insurance Group, Inc.	22,830	2,142,139
		184,806,129
Interactive Media & Services — 11.0%
Alphabet, Inc., Class A	3,991,776	727,101,998
Alphabet, Inc., Class C, NVS	3,320,901	609,119,661
Meta Platforms, Inc., Class A	1,489,234	750,901,568
ZoomInfo Technologies, Inc., Class A(a)	66,922	854,594
		2,087,977,821
IT Services — 0.6%
Accenture PLC, Class A	231,071	70,109,252
Akamai Technologies, Inc.(a)	48,453	4,364,646
EPAM Systems, Inc.(a)	15,751	2,962,921
Gartner, Inc.(a)(b)	52,755	23,690,160

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
GoDaddy, Inc., Class A(a)	96,277	$ 13,450,860
VeriSign, Inc.(a)	28,265	5,025,517
		119,603,356
Leisure Products — 0.0%
Brunswick Corp.	29,079	2,116,079
Mattel, Inc.(a)(b)	106,334	1,728,991
YETI Holdings, Inc.(a)	38,044	1,451,378
		5,296,448
Life Sciences Tools & Services — 0.6%
Azenta, Inc.(a)(b)	23,412	1,231,939
Bruker Corp.	37,956	2,421,972
IQVIA Holdings, Inc.(a)	47,595	10,063,487
Medpace Holdings, Inc.(a)	16,063	6,615,546
Mettler-Toledo International, Inc.(a)	5,515	7,707,709
Repligen Corp.(a)(b)	35,113	4,426,345
Sotera Health Co.(a)	84,811	1,006,707
Thermo Fisher Scientific, Inc.	98,573	54,510,869
Waters Corp.(a)(b)	14,960	4,340,195
West Pharmaceutical Services, Inc.	49,502	16,305,464
		108,630,233
Machinery — 1.6%
Caterpillar, Inc.	192,760	64,208,356
Chart Industries, Inc.(a)	28,758	4,150,930
Crane Co.	33,384	4,840,012
Deere & Co.	100,275	37,465,748
Donaldson Co., Inc.	47,071	3,368,401
Esab Corp.	38,747	3,658,879
Flowserve Corp.	40,432	1,944,779
Fortive Corp.	238,346	17,661,439
Graco, Inc.	115,467	9,154,224
Illinois Tool Works, Inc.	84,782	20,089,943
Ingersoll Rand, Inc.(b)	211,102	19,176,506
ITT, Inc.	56,168	7,255,782
Lincoln Electric Holdings, Inc.	39,106	7,376,956
Middleby Corp. (The)(a)(b)	18,650	2,286,677
Otis Worldwide Corp.	107,426	10,340,827
PACCAR, Inc.	259,426	26,705,312
Parker-Hannifin Corp.	68,135	34,463,364
Pentair PLC	79,186	6,071,191
RBC Bearings, Inc.(a)	19,681	5,309,540
Snap-on, Inc.	16,193	4,232,688
Terex Corp.	25,815	1,415,695
Timken Co. (The)	17,334	1,388,973
Toro Co. (The)	34,040	3,183,080
Watts Water Technologies, Inc., Class A	18,686	3,426,452
		299,175,754
Marine Transportation — 0.0%
Kirby Corp.(a)	17,011	2,036,727
Media — 0.1%
Charter Communications, Inc., Class A(a)(b)	30,992	9,265,368
New York Times Co. (The), Class A	111,957	5,733,318
		14,998,686
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	490,413	23,834,072
MP Materials Corp., Class A(a)(b)	39,377	501,269
Nucor Corp.	102,649	16,226,754
Reliance, Inc.	39,248	11,209,229
Royal Gold, Inc.	23,381	2,926,366
Steel Dynamics, Inc.	63,237	8,189,191
		62,886,881
Security	Shares	Value
Office REITs — 0.0%
COPT Defense Properties	30,011	$ 751,175
Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Corp.	135,180	1,992,553
APA Corp.	246,351	7,252,573
Chord Energy Corp.	42,170	7,071,066
Civitas Resources, Inc.	63,411	4,375,359
CNX Resources Corp.(a)	99,873	2,426,914
ConocoPhillips	548,396	62,725,534
Coterra Energy, Inc.	332,396	8,865,001
Diamondback Energy, Inc.	121,197	24,262,427
DT Midstream, Inc.	41,751	2,965,573
EOG Resources, Inc.	257,766	32,445,006
Equitrans Midstream Corp.	119,657	1,553,148
Hess Corp.	188,007	27,734,793
Marathon Oil Corp.	203,149	5,824,282
Marathon Petroleum Corp.	131,687	22,845,061
Matador Resources Co.	76,651	4,568,400
Murphy Oil Corp.	43,215	1,782,187
ONEOK, Inc.	247,031	20,145,378
Ovintiv, Inc.	169,156	7,928,342
Permian Resources Corp., Class A	349,826	5,649,690
Range Resources Corp.	163,952	5,497,311
Southwestern Energy Co.(a)	748,860	5,039,828
Targa Resources Corp.	150,672	19,403,540
Texas Pacific Land Corp.	8,479	6,225,875
Williams Cos., Inc. (The)	324,488	13,790,740
		302,370,581
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	28,577	2,352,745
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	246,477	11,692,869
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	47,647	2,722,549
Coty, Inc., Class A(a)	256,135	2,566,473
elf Beauty, Inc.(a)(b)	37,650	7,933,608
		13,222,630
Pharmaceuticals — 3.2%
Eli Lilly & Co.	542,526	491,192,190
Jazz Pharmaceuticals PLC(a)	18,076	1,929,251
Merck & Co., Inc.	688,484	85,234,319
Zoetis, Inc., Class A	170,546	29,565,855
		607,921,615
Professional Services — 0.5%
Automatic Data Processing, Inc.	108,316	25,853,946
Broadridge Financial Solutions, Inc.	45,819	9,026,343
CACI International, Inc., Class A(a)	5,650	2,430,234
Dayforce, Inc.(a)(b)	58,708	2,911,917
Equifax, Inc.	32,862	7,967,721
ExlService Holdings, Inc.(a)	64,341	2,017,734
Exponent, Inc.	17,665	1,680,295
FTI Consulting, Inc.(a)	23,472	5,058,920
Insperity, Inc.	12,104	1,104,006
KBR, Inc.	42,444	2,722,358
Maximus, Inc.	30,326	2,598,938
Paychex, Inc.	86,487	10,253,899
Paycom Software, Inc.	14,442	2,065,784
Paylocity Holding Corp.(a)	29,098	3,836,571
Science Applications International Corp.	12,643	1,486,185
Verisk Analytics, Inc.	53,326	14,374,023
		95,388,874

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development — 0.1%
CoStar Group, Inc.(a)	120,060	$ 8,901,248
Residential REITs — 0.1%
American Homes 4 Rent, Class A	129,982	4,830,131
Equity LifeStyle Properties, Inc.	81,543	5,310,896
		10,141,027
Retail REITs — 0.1%
Brixmor Property Group, Inc.	90,417	2,087,729
NNN REIT, Inc.	46,224	1,969,142
Simon Property Group, Inc.	82,588	12,536,858
		16,593,729
Semiconductors & Semiconductor Equipment — 17.6%
Advanced Micro Devices, Inc.(a)	1,098,393	178,170,329
Allegro MicroSystems, Inc.(a)(b)	17,234	486,688
Analog Devices, Inc.	198,588	45,329,697
Applied Materials, Inc.	564,650	133,251,753
Broadcom, Inc.	296,030	475,285,046
Cirrus Logic, Inc.(a)	21,006	2,681,626
Enphase Energy, Inc.(a)(b)	34,600	3,449,966
KLA Corp.	91,497	75,440,191
Lam Research Corp.	88,847	94,608,728
Lattice Semiconductor Corp.(a)(b)	93,113	5,399,623
MACOM Technology Solutions Holdings, Inc.(a)(b)	23,338	2,601,487
Microchip Technology, Inc.	216,363	19,797,214
MKS Instruments, Inc.	21,060	2,750,015
Monolithic Power Systems, Inc.	33,076	27,177,888
NVIDIA Corp.	16,716,217	2,065,121,448
NXP Semiconductors NV	130,316	35,066,732
ON Semiconductor Corp.(a)	127,320	8,727,786
Onto Innovation, Inc.(a)	33,901	7,443,304
Power Integrations, Inc.	19,497	1,368,494
QUALCOMM, Inc.	395,073	78,690,640
Rambus, Inc.(a)	73,564	4,322,621
Silicon Laboratories, Inc.(a)(b)	21,701	2,400,782
Synaptics, Inc.(a)	11,027	972,581
Texas Instruments, Inc.	228,913	44,530,446
Universal Display Corp.	29,798	6,265,030
Wolfspeed, Inc.(a)(b)	38,257	870,729
		3,322,210,844
Software — 18.0%
Adobe, Inc.(a)	304,446	169,131,931
Altair Engineering, Inc., Class A(a)(b)	38,700	3,795,696
ANSYS, Inc.(a)	33,794	10,864,771
Appfolio, Inc., Class A(a)(b)	13,969	3,416,398
Aspen Technology, Inc.(a)	9,560	1,898,903
Autodesk, Inc.(a)	76,078	18,825,501
Blackbaud, Inc.(a)	18,253	1,390,331
Cadence Design Systems, Inc.(a)	184,865	56,892,204
CommVault Systems, Inc.(a)	17,967	2,184,248
Crowdstrike Holdings, Inc., Class A(a)	156,756	60,067,332
Dolby Laboratories, Inc., Class A	23,240	1,841,305
Dropbox, Inc., Class A(a)	164,214	3,689,889
Dynatrace, Inc.(a)	163,127	7,298,302
Fair Isaac Corp.(a)(b)	16,793	24,999,067
Fortinet, Inc.(a)	430,892	25,969,861
Intuit, Inc.	190,264	125,043,403
Manhattan Associates, Inc.(a)	42,091	10,383,008
Microsoft Corp.	5,050,749	2,257,432,265
Oracle Corp.	1,083,323	152,965,208
Palo Alto Networks, Inc.(a)(b)	219,568	74,435,748
PTC, Inc.(a)	48,722	8,851,326
Qualys, Inc.(a)(b)	24,756	3,530,206
Security	Shares	Value
Software (continued)
Roper Technologies, Inc.	31,126	$ 17,544,481
Salesforce, Inc.	660,030	169,693,713
ServiceNow, Inc.(a)	139,311	109,591,784
Synopsys, Inc.(a)	103,664	61,686,300
Teradata Corp.(a)	66,950	2,313,792
Tyler Technologies, Inc.(a)(b)	28,817	14,488,611
		3,400,225,584
Specialized REITs — 0.6%
American Tower Corp.	129,968	25,263,180
CubeSmart	82,279	3,716,542
Digital Realty Trust, Inc.	90,407	13,746,384
EPR Properties	31,974	1,342,269
Equinix, Inc.	30,171	22,827,379
Gaming & Leisure Properties, Inc.	78,486	3,548,352
Iron Mountain, Inc.	101,486	9,095,175
Lamar Advertising Co., Class A	34,779	4,157,134
National Storage Affiliates Trust	22,508	927,780
Public Storage	45,429	13,067,652
Rayonier, Inc.	35,468	1,031,764
SBA Communications Corp., Class A	29,525	5,795,757
		104,519,368
Specialty Retail — 1.5%
AutoZone, Inc.(a)	8,111	24,041,815
Burlington Stores, Inc.(a)	25,886	6,212,640
Dick’s Sporting Goods, Inc.	21,055	4,523,667
Five Below, Inc.(a)	38,110	4,152,847
Floor & Decor Holdings, Inc., Class A(a)	72,072	7,164,678
Home Depot, Inc. (The)	249,185	85,779,444
Murphy U.S.A., Inc.	12,672	5,948,997
O’Reilly Automotive, Inc.(a)	29,211	30,848,569
RH(a)	4,802	1,173,801
Ross Stores, Inc.	227,864	33,113,196
TJX Cos., Inc. (The)	500,247	55,077,195
Tractor Supply Co.	31,008	8,372,160
Ulta Beauty, Inc.(a)	21,363	8,243,341
Valvoline, Inc.(a)	88,591	3,827,131
Williams-Sonoma, Inc.	43,901	12,396,325
		290,875,806
Technology Hardware, Storage & Peripherals — 11.2%
Apple Inc.	9,795,302	2,063,086,507
NetApp, Inc.	51,384	6,618,259
Pure Storage, Inc., Class A(a)	207,668	13,334,362
Seagate Technology Holdings PLC	54,516	5,629,867
Super Micro Computer, Inc.(a)	34,181	28,006,203
		2,116,675,198
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.(a)	38,175	1,262,829
Columbia Sportswear Co.	11,345	897,163
Crocs, Inc.(a)	41,839	6,105,984
Deckers Outdoor Corp.(a)	17,437	16,878,144
Lululemon Athletica, Inc.(a)	77,711	23,212,276
NIKE, Inc., Class B	354,006	26,681,432
Ralph Lauren Corp., Class A	14,951	2,617,322
Skechers U.S.A., Inc., Class A(a)	88,803	6,138,063
		83,793,213
Tobacco — 0.2%
Philip Morris International, Inc.	390,877	39,607,567
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	26,428	5,127,032
Core & Main, Inc., Class A(a)(b)	65,276	3,194,607

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Fastenal Co.	195,449	$ 12,282,015
GATX Corp.	8,982	1,188,858
MSC Industrial Direct Co., Inc., Class A	17,502	1,388,084
United Rentals, Inc.	45,252	29,265,826
Watsco, Inc.	21,754	10,077,323
WW Grainger, Inc.	22,287	20,108,223
		82,631,968
Water Utilities — 0.0%
Essential Utilities, Inc.	82,537	3,081,106
Total Long-Term Investments — 99.9% (Cost: $11,343,346,568)		18,895,810,509
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)(e)	120,967,442	121,015,829
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	21,009,260	21,009,260
Total Short-Term Securities — 0.7% (Cost: $141,976,740)		142,025,089
Total Investments — 100.6% (Cost: $11,485,323,308)		19,037,835,598
Liabilities in Excess of Other Assets — (0.6)%		(116,464,592)
Net Assets — 100.0%		$ 18,921,371,006
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 97,971,347	$ 23,054,350(a)	$ —	$ (5,013)	$ (4,855)	$ 121,015,829	120,967,442	$ 54,054(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	18,101,428	2,907,832(a)	—	—	—	21,009,260	21,009,260	259,050	—
				$ (5,013)	$ (4,855)	$ 142,025,089		$ 313,104	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P U.S. Growth ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	9	09/20/24	$ 2,077	$ (26,910)
NASDAQ 100 E-Mini Index	41	09/20/24	16,340	25,989
S&P 500 E-Mini Index	14	09/20/24	3,865	2,297
				$ 1,376
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 18,895,810,509	$ —	$ —	$ 18,895,810,509
Short-Term Securities
Money Market Funds	142,025,089	—	—	142,025,089
	$ 19,037,835,598	$ —	$ —	$ 19,037,835,598
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 28,286	$ —	$ —	$ 28,286
Liabilities
Equity Contracts	(26,910)	—	—	(26,910)
	$ 1,376	$ —	$ —	$ 1,376
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust